SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Finance Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Interest expenses and other bank charges	$ (595)	$ (657)	$ (590)
Interest income	50
Foreign exchange gain (losses) - net	(82)	(102)	22
Gain (losses) in respect of derivatives - net	96	220	152
FINANCIAL EXPENSES - net	$ (531)	$ (539)	$ (416)